7. Convertible Promissory Notes: Convertible Debt (Tables)	12 Months Ended
Dec. 31, 2015
Tables/Schedules
Convertible Debt

$
Face value of convertible promissory notes issued during the year	1,368,978
Discount recognised at issuance due to embedded derivatives	(479,479)
Cash issuance costs	(79,829)
Fair value of broker warrants at issuance	(85,767)
Accretion expense for the year	59,875
Accreted value of convertible promissory notes as at December 31, 2015	783,778